Shareholder Report, Average Annual Return (Details)			12 Months Ended	22 Months Ended
		Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
IDX Alternative FIAT ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		(2.22%)
IDX DYNAMIC FIXED INCOME ETF
Average Annual Return [Line Items]
Average Annual Return, Percent			3.86%	0.84%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	[1]	0.72%
LBMA Gold Price Index
Average Annual Return [Line Items]
Average Annual Return, Percent	[2]	(3.19%)
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	[3]		6.16%	9.15%

[1]	The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.
[2]	The LBMA Gold Price PM Index measures the performance of setting price of gold, determined twice each business day on the London bullion market by the five members of The London Gold Market Fixing Ltd. It is designed to fix a price for settling contracts between members of the London bullion market, but informally the gold fixing provides a recognized rate that is used as a benchmark for pricing the majority of gold products and derivatives throughout the world's markets.
[3]	Bloomberg U.S. Aggregate Bond Index tracks the performance of U.S. dollar denominated investment grade corporate bond debt, government debt, mortage-backed securities and asset-back securities issued in the U.S. domestic bond market. One cannot invest directly in an index. Sector allocations are subject to change. Unlike the Fund's returns, the Index does not reflect any fees or expenses.